Note 1. Organization and Business	12 Months Ended
Dec. 31, 2017
Notes
Note 1. Organization and Business

Note 1. Organization and Business

Diamondhead Casino Corporation and its Subsidiaries (the “Company”) own a total of approximately 400 acres of unimproved land in Diamondhead, Mississippi on which it plans, unilaterally, or in conjunction with one or more partners, to construct a casino resort and hotel and associated amenities. Active subsidiaries of the Company include Mississippi Gaming Corporation, which owns the approximate 400-acre site and Casino World, Inc., the development entity.